Other income	12 Months Ended
Dec. 31, 2023
Other Income
Other income

5. Other income

	2023	2022
	US$	US$
Interest income	18,308	4
Gain from disposal of motor vehicle	-	26,586
Government grants	42,819	76,588
Grant from AEPW[1]	72,000	116,000
Warehousing and logistic services	36,357	175,650
Others	335	1,545
	169,819	396,373

[1]	The Alliance to End Plastic Waste (“AEPW”) is an industry-founded and funded non-governmental and non-profit organization based in Singapore. Founding members include BASF, Chevron Phillips Chemical, ExxonMobil, Dow Chemical, Mitsubishi Chemical Holdings, Proctor & Gamble and Shell